Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2012
Prospectus Date	rr_ProspectusDate	Sep 1, 2011

TW Small Cap Growth Fund (Prospectus Summary): | TW Small Cap Growth Fund
TIMBERLINE SMALL CAP GROWTH FUND

FUNDVANTAGE TRUST

(THE “TRUST”)

TIMBERLINE SMALL CAP GROWTH FUND (FORMERLY, TW SMALL CAP GROWTH FUND)

(THE “FUND”)

Supplement dated April 26, 2012 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2011

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust approved, effective April 30, 2012, the name change of the TW Small Cap Growth Fund to the Timberline Small Cap Growth Fund.  Accordingly, effective April 30, 2012, all references to TW Small Cap Growth Fund are replaced with Timberline Small Cap Growth Fund.  Additionally, effective April 30, 2012, TW Asset Management LLC, investment adviser to the Fund, will change its name to Timberline Asset Management LLC.  Accordingly, effective April 30, 2012, all references to TW Asset Management LLC are replaced with Timberline Asset Management LLC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
TW Small Cap Growth Fund (Prospectus Summary): | TW Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIMBERLINE SMALL CAP GROWTH FUND
Supplement Text	ck0001388485_SupplementTextBlock

FUNDVANTAGE TRUST

(THE “TRUST”)

TIMBERLINE SMALL CAP GROWTH FUND (FORMERLY, TW SMALL CAP GROWTH FUND)

(THE “FUND”)

Supplement dated April 26, 2012 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2011

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust approved, effective April 30, 2012, the name change of the TW Small Cap Growth Fund to the Timberline Small Cap Growth Fund.  Accordingly, effective April 30, 2012, all references to TW Small Cap Growth Fund are replaced with Timberline Small Cap Growth Fund.  Additionally, effective April 30, 2012, TW Asset Management LLC, investment adviser to the Fund, will change its name to Timberline Asset Management LLC.  Accordingly, effective April 30, 2012, all references to TW Asset Management LLC are replaced with Timberline Asset Management LLC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TW Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWAX
TW Small Cap Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWYX
TW Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGRIX